Note 10 - Long-term Debt (Details Textual) - USD ($)										1 Months Ended					11 Months Ended	12 Months Ended
	Dec. 11, 2018	Nov. 30, 2018	Jun. 26, 2018	May 29, 2018	Sep. 14, 2017	Aug. 16, 2017	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Oct. 30, 2018	Aug. 30, 2018	Feb. 28, 2018	Feb. 28, 2017	Jul. 31, 2016	Dec. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2018	Oct. 26, 2018	Jul. 17, 2018	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	Jan. 27, 2016	May 25, 2012	Oct. 31, 2011	Aug. 30, 2011	Nov. 30, 2010	Jul. 31, 2008	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross																$ 1,316,554,000
Other Long-term Debt, Total																564,709,000
Financial Arrangement, Total											$ 400,000,000
Interest Costs Capitalized to Vessels and Advances, Net																797,000
Interest Expense, Total																$ 61,415,000	$ 55,925,000	$ 49,880,000
Long-term Debt, Weighted Average Interest Rate, at Point in Time																5.30%	4.90%	4.70%
Interest Expense, Debt, Total																$ 40,412,000	$ 45,222,000	$ 50,914,000
Interest Costs Capitalized																808,000
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge [Member]
Interest Costs Capitalized																11,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																$ 483,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																100.00%
Debt Instrument, Interest Rate During Period																3.66%	2.30%	1.98%
Maximum [Member]
Term Loan, Value Maintenance Clauses																130.00%
Debt Instrument, Interest Rate During Period																6.42%	5.98%	6.04%
Five Pre- and Post-delivery Financial Agreements [Member]
Other Long-term Debt, Total											$ 29,954,000
Financial Arrangemnet, Share Purchased Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 32,022,000
Other Long-term Debt, Total																534,755,000
Interest Expense, Total																4,429,000
Loans Payable [Member]
Long-term Debt, Gross																751,845,000	$ 553,735,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Prepaid Payment on Principal							$ 1,000,000
Repayments of Long-term Debt, Total												$ 1,000,000
Debt Instrument, Face Amount																																		$ 75,000,000
Long-term Debt, Gross																9,125,000	13,125,000
Debt Instrument, Periodic Payment, Principal																1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																8,125,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Prepaid Payment on Principal									$ 6,000,000
Debt Instrument, Face Amount																																			$ 150,000,000
Long-term Debt, Gross																32,000,000	42,000,000										$ 66,000,000
Debt Instrument, Periodic Payment, Principal																5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																12,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																			75,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Debt Instrument, Face Amount																															$ 120,000,000
Long-term Debt, Gross																	25,725,000
Loans Payable [Member] | Tranche A Term Loan [Member]
Debt Instrument, Face Amount																												$ 38,500,000
Loans Payable [Member] | Tranche B Term Loan [Member]
Debt Instrument, Face Amount																												42,000,000
Loans Payable [Member] | Tranche C Term Loan [Member]
Debt Instrument, Face Amount																												21,000,000
Loans Payable [Member] | Tranche D Term Loan [Member]
Debt Instrument, Face Amount																												7,470,000
Loans Payable [Member] | Tranche E Term Loan [Member]
Debt Instrument, Face Amount																												$ 7,470,000
Loans Payable [Member] | Tranche B and C Term Loan [Member]
Repayments of Long-term Debt, Total																19,425,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																														$ 229,200,000
Long-term Debt, Gross																147,702,000	162,983,000
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche A and B [Member]
Long-term Debt, Gross																96,770,000
Debt Instrument, Periodic Payment, Principal																1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																40,744,800
Loans Payable [Member] | Undine, Quentin and Sander Shipping Co. Tranche C [Member]
Long-term Debt, Gross																50,932,000
Debt Instrument, Periodic Payment, Principal																1,273,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																40,744,800
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																													$ 152,800,000
Long-term Debt, Gross																94,135,000	105,050,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																46,385,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Tranche A [Member]
Long-term Debt, Gross																47,750,000
Debt Instrument, Periodic Payment, Principal																1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																38,199,600
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans Trache B [Member]
Debt Instrument, Periodic Payment, Principal																1,364,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																38,199,600
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																										$ 39,000,000
Long-term Debt, Gross																28,167,000	32,500,000
Debt Instrument, Periodic Payment, Principal																1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																17,333,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																	$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																	$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																				$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal			$ 4,000,000					$ 4,000,000
Long-term Debt, Gross																77,875,000	93,000,000								$ 116,500,000
Debt Instrument, Periodic Payment, Principal																3,125,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																43,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																					$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term Debt, Gross																21,280,000	24,480,000							$ 37,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																11,680,000
Debt Instrument, Periodic Payment, Total																800,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount							$ 17,625,000
Long-term Debt, Gross																15,375,000	17,175,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																8,625,000
Debt Instrument, Periodic Payment, Total																450,000
Debt Agreement, Maximum Borrowing Capacity																							$ 17,625,000
Loans Payable [Member] | Loan Agreement to Refinance Credit Facility [Member]
Debt Instrument, Prepaid Payment on Principal				$ 4,477,000
Debt Instrument, Face Amount																						$ 233,000,000
Long-term Debt, Gross																198,986,000	0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																86,353,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																					$ 48,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																12,800,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-term Debt, Gross																23,600,000
Debt Instrument, Periodic Payment, Total																400,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																23,600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																12,800,000
Debt Instrument, Periodic Payment, Total																400,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Long-term Debt, Gross																25,000,000
Debt Agreement, Maximum Borrowing Capacity																				$ 25,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, Tranche A [Member]
Long-term Debt, Gross																12,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																6,400,000
Debt Instrument, Periodic Payment, Total																610,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan [Member]
Debt Instrument, Face Amount																			$ 55,000,000
Long-term Debt, Gross																55,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche A [Member]
Long-term Debt, Gross																28,000,000
Proceeds from Issuance of Debt		$ 28,000,000
Loans Payable [Member] | Loan Agreement to Refinance Term Loan, Tranche B [Member]
Long-term Debt, Gross																27,000,000
Proceeds from Issuance of Debt	$ 27,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, Tranche B [Member]
Long-term Debt, Gross																12,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																6,400,000
Debt Instrument, Periodic Payment, Total																610,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																			$ 75,000,000
Loan Facility to Finance Vessels in Fleet [Member]
Debt Instrument, Prepaid Payment on Principal										$ 4,586,000			$ 4,918,000	$ 3,835,000
Repayments of Long-term Debt, Total															$ 24,966,000	$ 24,966,000
Debt Instrument, Face Amount																													$ 120,000,000
Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																$ 1,000,000,000
Debt Instrument, Prepaid Payment on Principal					$ 9,326,000	$ 9,388,000
Line of Credit Facility, Covenant Terms, Total Liabilities to Market Valued Total Assets																75.00%
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Preference																$ 30,000,000
Line of Credit Facility, Covenant Terms, Minimum Required Liquidation Percent of Debt																3.00%
Line of Credit Facility, Covenant Terms, EBITDA																250.00%
Line of Credit Facility, Covenant Terms, Market Value Adjusted Net Worth																$ 500,000,000
Debt Instrument, Covenant Terms, Net Funded Debt to Net Assets																80.00%
Repayments of Long-term Debt, Total																$ 299,837,000